Note 18 - Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
2026, operating leases	$ 9,203
2026, finance leases	492
2027, operating leases	6,151
2027, finance leases	400
2028, operating leases	4,743
2028, finance leases	347
2029, operating leases	2,718
2029, finance leases	104
2030, operating leases	1,696
2030, finance leases	34
Operating leases, Thereafter	2,434
Finance leases, Thereafter	0
Operating leases, Total undiscounted cash flows	26,945
Finance leases, Total undiscounted cash flows	1,377
Operating leases, Less imputed interest	(3,049)
Finance leases, Less imputed interest	(116)
Operating leases, Present value of lease liabilities	23,896	$ 25,717
Finance leases, Present value of lease liabilities	$ 1,261